Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Significant Changes in Contract Asset and Contract Liability - USD ($)	12 Months Ended
	May 31, 2023	Dec. 31, 2022
Schedule Of Significant Changes In Contract Asset And Contract Liability Abstract
Contract Assets Increase (Decrease), Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied
Contract Liabilities (Increase) Decrease, Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	468,209
Contract Assets Increase (Decrease), Cash Received in advance and not recognized as revenue
Contract Liabilities (Increase) Decrease, Cash Received in advance and not recognized as revenue		(468,209)
Contract Assets Increase (Decrease), Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(41,471,463)	(10,491,045)
Contract Liabilities (Increase) Decrease, Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional
Contract Assets Increase (Decrease), contract assets recognized	13,387,660	18,038,312
Contract Liabilities (Increase) Decrease, contract assets recognized
Contract Assets Increase (Decrease), net Change	(28,083,802)	7,547,267
Contract Liabilities (Increase) Decrease, net Change	$ 468,209	$ (468,209)